Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 214,062	¥ 317,422	¥ 187,640	¥ 206,336
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	271,164	422,065
Prior service cost	(7,763)	(14,765)
Gross amount recognized in Accumulated OCI	263,401	407,300
Taxes	(122,871)	(168,456)
Net amount recognized in Accumulated OCI	140,530	238,844
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	143,070	139,301
Prior service cost	(21,710)	(15,727)
Gross amount recognized in Accumulated OCI	121,360	123,574
Taxes	(47,387)	(48,222)
Net amount recognized in Accumulated OCI	73,973	75,352
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	11,229	13,380
Prior service cost	(9,370)	(2,018)
Gross amount recognized in Accumulated OCI	1,859	11,362
Taxes	(534)	(3,974)
Net amount recognized in Accumulated OCI	¥ 1,325	¥ 7,388